Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%	25.00%	25.00%
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(3.40%)	64.00%	(15.70%)
Net change in valuation allowance	5.30%	(178.00%)	12.70%
Prior year adjustments	(0.80%)	5.20%	(2.00%)
Non-taxable income	(1.10%)	41.60%	(10.80%)
Non-tax-deductible expenses/losses	6.60%	(69.60%)	19.60%
Other taxes and tax rate changes	2.30%	18.20%	(1.00%)
Withholding taxes	0.80%	(7.60%)	6.90%
Unrecognized tax benefits	0.80%	(24.80%)	(1.00%)
Tax incentives	(30.20%)	122.00%	(12.70%)
Effective tax rate	5.30%	(4.00%)	21.00%